Note 20 - Income Taxes - Movement of Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
At January 1	$ (2,557)	$ (4,721)
Deferred income tax (expense) benefit through income statement	(371)	1,567
Deferred income tax benefit through OCI	7	597
At December 31	$ (2,921)	$ (2,557)